INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9%
	BIOTECH & PHARMA - 4.3%
41,552	Exelixis, Inc.(a)	$ 1,554,876
6,958	United Therapeutics Corporation(a)	2,120,520
		3,675,396
	CHEMICALS - 1.7%
8,428	Hawkins, Inc.	1,410,257

	COMMERCIAL SUPPORT SERVICES - 2.8%
30,086	Brady Corporation, Class A	2,349,115

	CONSUMER SERVICES - 2.9%
14,994	Stride, Inc.(a)	2,446,871

	ELECTRIC UTILITIES - 3.9%
22,344	NRG Energy, Inc.	3,252,393

	ELECTRICAL EQUIPMENT - 8.2%
31,850	Amphenol Corporation, Class A	3,467,191
21,462	BWX Technologies, Inc.	3,477,702
		6,944,893
	ENGINEERING & CONSTRUCTION - 4.2%
5,782	EMCOR Group, Inc.	3,584,840

	ENTERTAINMENT CONTENT - 4.4%
7,840	AppLovin Corporation, Class A(a)	3,752,146

	HEALTH CARE FACILITIES & SERVICES - 3.1%
21,168	Encompass Health Corporation	2,577,416

	HEALTH CARE REIT - 2.8%
56,644	Omega Healthcare Investors, Inc.	2,411,335

	INFRASTRUCTURE REIT - 2.4%
2,156	Texas Pacific Land Corporation	2,012,583

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 5.5%
27,440	SEI Investments Company	$ 2,422,403
52,234	Virtu Financial, Inc., Class A	2,189,649
		4,612,052
	INSURANCE - 7.5%
4,410	Kinsale Capital Group, Inc.	2,017,355
54,978	Old Republic International Corporation	2,197,471
10,780	Reinsurance Group of America, Inc.	2,099,836
		6,314,662
	LEISURE FACILITIES & SERVICES - 2.6%
84,868	Cinemark Holdings, Inc.	2,189,594

	LEISURE PRODUCTS - 2.7%
3,038	Axon Enterprise, Inc.(a)	2,270,267

	MACHINERY - 9.5%
6,762	Curtiss-Wright Corporation	3,233,249
43,610	Flowserve Corporation	2,340,113
14,308	MSA Safety, Inc.	2,440,945
		8,014,307
	OIL & GAS PRODUCERS - 2.1%
4,704	Murphy USA, Inc.	1,771,056

	RETAIL - CONSUMER STAPLES - 5.1%
19,110	BJ's Wholesale Club Holdings, Inc.(a)	1,866,665
4,998	Casey's General Stores, Inc.	2,471,611
		4,338,276
	RETAIL - DISCRETIONARY - 6.7%
13,622	AutoNation, Inc.(a)	2,984,308
5,684	Group 1 Automotive, Inc.	2,641,810
		5,626,118
	SEMICONDUCTORS - 11.3%
12,642	Broadcom, Inc.	3,759,603
3,136	KLA Corporation	2,734,592

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 11.3% (Continued)
3,626	Monolithic Power Systems, Inc.	$ 3,030,466
		9,524,661
	SOFTWARE - 2.9%
13,328	CommVault Systems, Inc.(a)	2,487,605

	TECHNOLOGY HARDWARE - 3.3%
10,094	InterDigital, Inc.	2,742,641

	TOTAL COMMON STOCKS (Cost $64,787,709)	84,308,484

	TOTAL INVESTMENTS - 99.9% (Cost $64,787,709)	$ 84,308,484
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	62,733
	NET ASSETS - 100.0%	$ 84,371,217

REIT	- Real Estate Investment Trust
(a)	Non-income producing security.